Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31, 2024	September 30, 2023
Accounts receivable	$20,072,232	$25,021,916
Less: allowance for credit losses	(1,553,365)	(2,391,641)
Accounts receivable, net	$18,518,867	$22,630,275

Schedule of Changes of Allowance for Doubtful Accounts	Changes in the allowance for credit losses as of March 31, 2024 and September 30, 2023 are as follow:
	March 31, 2024	September 30, 2023
Beginning balance	$2,391,641	$2,197,396
Addition (reduction) of credit losses allowance	(865,015)	257,784
Write-off	-	-
Exchange difference	26,739	(63,539)
Ending balance	$1,553,365	$2,391,641